Insurance Liabilities - Balances of changes in liability for future policy benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	$ 15,643	$ 15,299
Effect of changes in discount rate assumptions (AOCI)	856	(1,623)
Beginning balance at original discount rate	14,787	13,676
Effect of changes in assumptions		123		$ 92
Effect of actual variances from expected experience		(72)		385
Adjusted beginning of year balance	14,838	14,153
Issuances	1,358	1,727
Interest accrual	445	446
Net premium collected	(1,541)	(1,493)
Foreign exchange impact	(517)	(46)
Other	0	0
Ending balance at original discount rate	14,583	14,787
Effect of changes in discount rate assumptions (AOCI)	(1,938)	856
Balance, end of period	12,645	15,643
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	70,643	71,670
Effect of changes in discount rate assumptions (AOCI)	9,401	(14,086)
Beginning balance at original discount rate	61,242	57,584
Effect of changes in cash flow assumptions		134		110
Effect of actual variances from expected experience		(122)		289
Adjusted beginning of year balance	61,254	57,983
Issuances	4,393	5,287
Interest accrual	2,620	2,393
Benefit payments	(4,203)	(4,336)
Foreign exchange impact	(996)	(63)
Other	(252)	(22)
Ending balance at original discount rate	62,816	61,242
Effect of changes in discount rate assumptions (AOCI)	(7,310)	9,401
Balance, end of period	55,506	70,643
Net liability for future policy benefits, end of period	42,861	55,000
Liability for future policy benefits for certain participating contracts	1,352	1,397
Liability for universal life policies with secondary guarantees and similar features	3,355	5,007
Deferred profit liability	2,303	2,236
Other reconciling items	647	630
Future policy benefits for life and accident and health insurance contracts	50,518	64,270	$ 65,182
Less: Reinsurance recoverable:	22,984	30,621
Net liability for future policy benefits after reinsurance recoverable	27,534	33,649
Individual Retirement
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0
Beginning balance at original discount rate	0	0
Effect of changes in assumptions		0		0
Effect of actual variances from expected experience		0		0
Adjusted beginning of year balance	0	0
Issuances	0	0
Interest accrual	0	0
Net premium collected	0	0
Foreign exchange impact	0	0
Other	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0
Balance, end of period	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	1,373	1,323
Effect of changes in discount rate assumptions (AOCI)	95	(156)
Beginning balance at original discount rate	1,278	1,167
Effect of changes in cash flow assumptions		0		0
Effect of actual variances from expected experience		(30)		1
Adjusted beginning of year balance	1,248	1,168
Issuances	216	172
Interest accrual	42	41
Benefit payments	(116)	(101)
Foreign exchange impact	0	0
Other	0	(2)
Ending balance at original discount rate	1,390	1,278
Effect of changes in discount rate assumptions (AOCI)	(167)	95
Balance, end of period	1,223	1,373
Net liability for future policy benefits, end of period	1,223	1,373
Liability for future policy benefits for certain participating contracts	0	0
Liability for universal life policies with secondary guarantees and similar features	0	0
Deferred profit liability	99	81
Other reconciling items	37	42
Future policy benefits for life and accident and health insurance contracts	1,359	1,496
Less: Reinsurance recoverable:	4	4
Net liability for future policy benefits after reinsurance recoverable	$ 1,355	$ 1,492
Weighted average liability duration of the liability for future policy benefits (in years)	7 years 7 months 6 days	8 years 7 months 6 days
Group Retirement
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	$ 0	$ 0
Effect of changes in discount rate assumptions (AOCI)	0	0
Beginning balance at original discount rate	0	0
Effect of changes in assumptions		0		0
Effect of actual variances from expected experience		0		0
Adjusted beginning of year balance	0	0
Issuances	0	0
Interest accrual	0	0
Net premium collected	0	0
Foreign exchange impact	0	0
Other	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0
Balance, end of period	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	264	279
Effect of changes in discount rate assumptions (AOCI)	46	(63)
Beginning balance at original discount rate	218	216
Effect of changes in cash flow assumptions		0		0
Effect of actual variances from expected experience		(2)		(1)
Adjusted beginning of year balance	216	215
Issuances	12	21
Interest accrual	10	11
Benefit payments	(26)	(28)
Foreign exchange impact	0	0
Other	1	(1)
Ending balance at original discount rate	213	218
Effect of changes in discount rate assumptions (AOCI)	(2)	46
Balance, end of period	211	264
Net liability for future policy benefits, end of period	211	264
Liability for future policy benefits for certain participating contracts	0	0
Liability for universal life policies with secondary guarantees and similar features	0	0
Deferred profit liability	12	11
Other reconciling items	0	0
Future policy benefits for life and accident and health insurance contracts	223	275
Less: Reinsurance recoverable:	0	0
Net liability for future policy benefits after reinsurance recoverable	$ 223	$ 275
Weighted average liability duration of the liability for future policy benefits (in years)	6 years 10 months 24 days	7 years 9 months 18 days
Life Insurance
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	$ 14,369	$ 13,793
Effect of changes in discount rate assumptions (AOCI)	706	(1,374)
Beginning balance at original discount rate	13,663	12,419
Effect of changes in assumptions		123		164
Effect of actual variances from expected experience		(79)		371
Adjusted beginning of year balance	13,707	12,954
Issuances	1,358	1,727
Interest accrual	397	392
Net premium collected	(1,418)	(1,364)
Foreign exchange impact	(517)	(46)
Other	(1)	0
Ending balance at original discount rate	13,526	13,663
Effect of changes in discount rate assumptions (AOCI)	(1,872)	706
Balance, end of period	11,654	14,369
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	27,442	27,919
Effect of changes in discount rate assumptions (AOCI)	2,717	(4,351)
Beginning balance at original discount rate	24,725	23,568
Effect of changes in cash flow assumptions		140		193
Effect of actual variances from expected experience		(94)		413
Adjusted beginning of year balance	24,771	24,174
Issuances	1,374	1,713
Interest accrual	876	876
Benefit payments	(1,757)	(1,981)
Foreign exchange impact	(657)	(60)
Other	(4)	3
Ending balance at original discount rate	24,603	24,725
Effect of changes in discount rate assumptions (AOCI)	(3,424)	2,717
Balance, end of period	21,179	27,442
Net liability for future policy benefits, end of period	9,525	13,073
Liability for future policy benefits for certain participating contracts	14	15
Liability for universal life policies with secondary guarantees and similar features	3,300	4,952
Deferred profit liability	15	10
Other reconciling items	500	485
Future policy benefits for life and accident and health insurance contracts	13,354	18,535
Less: Reinsurance recoverable:	1,107	1,715
Net liability for future policy benefits after reinsurance recoverable	$ 12,247	$ 16,820
Weighted average liability duration of the liability for future policy benefits (in years)	12 years 2 months 12 days	14 years 4 months 24 days
Institutional Markets
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	$ 0	$ 0
Effect of changes in discount rate assumptions (AOCI)	0	0
Beginning balance at original discount rate	0	0
Effect of changes in assumptions		0		0
Effect of actual variances from expected experience		0		0
Adjusted beginning of year balance	0	0
Issuances	0	0
Interest accrual	0	0
Net premium collected	0	0
Foreign exchange impact	0	0
Other	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions (AOCI)	0	0
Balance, end of period	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	13,890	11,630
Effect of changes in discount rate assumptions (AOCI)	870	(1,654)
Beginning balance at original discount rate	13,020	9,976
Effect of changes in cash flow assumptions		(6)		0
Effect of actual variances from expected experience		3		(3)
Adjusted beginning of year balance	13,017	9,973
Issuances	2,782	3,366
Interest accrual	459	380
Benefit payments	(821)	(696)
Foreign exchange impact	(339)	(3)
Other	0	0
Ending balance at original discount rate	15,098	13,020
Effect of changes in discount rate assumptions (AOCI)	(2,634)	870
Balance, end of period	12,464	13,890
Net liability for future policy benefits, end of period	12,464	13,890
Liability for future policy benefits for certain participating contracts	0	0
Liability for universal life policies with secondary guarantees and similar features	0	0
Deferred profit liability	1,281	1,218
Other reconciling items	0	1
Future policy benefits for life and accident and health insurance contracts	13,745	15,109
Less: Reinsurance recoverable:	36	47
Net liability for future policy benefits after reinsurance recoverable	$ 13,709	$ 15,062
Weighted average liability duration of the liability for future policy benefits (in years)	10 years 9 months 18 days	13 years
Corporate & Other
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of year	$ 1,274	$ 1,506
Effect of changes in discount rate assumptions (AOCI)	150	(249)
Beginning balance at original discount rate	1,124	1,257
Effect of changes in assumptions		0		(72)
Effect of actual variances from expected experience		7		14
Adjusted beginning of year balance	1,131	1,199
Issuances	0	0
Interest accrual	48	54
Net premium collected	(123)	(129)
Foreign exchange impact	0	0
Other	1	0
Ending balance at original discount rate	1,057	1,124
Effect of changes in discount rate assumptions (AOCI)	(66)	150
Balance, end of period	991	1,274
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of year	27,674	30,519
Effect of changes in discount rate assumptions (AOCI)	5,673	(7,862)
Beginning balance at original discount rate	22,001	22,657
Effect of changes in cash flow assumptions		0		(83)
Effect of actual variances from expected experience		1		$ (121)
Adjusted beginning of year balance	22,002	22,453
Issuances	9	15
Interest accrual	1,233	1,085
Benefit payments	(1,483)	(1,530)
Foreign exchange impact	0	0
Other	(249)	(22)
Ending balance at original discount rate	21,512	22,001
Effect of changes in discount rate assumptions (AOCI)	(1,083)	5,673
Balance, end of period	20,429	27,674
Net liability for future policy benefits, end of period	19,438	26,400
Liability for future policy benefits for certain participating contracts	1,338	1,382
Liability for universal life policies with secondary guarantees and similar features	55	55
Deferred profit liability	896	916
Other reconciling items	110	102
Future policy benefits for life and accident and health insurance contracts	21,837	28,855
Less: Reinsurance recoverable:	21,837	28,855
Net liability for future policy benefits after reinsurance recoverable	$ 0	$ 0
Weighted average liability duration of the liability for future policy benefits (in years)	11 years 4 months 24 days	13 years 8 months 12 days